Schedule of Investments (unaudited) July 31, 2020	iShares® International Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.5%
APA Group	3,342,549	$26,368,207
AusNet Services	5,548,459	7,082,760
Bendigo & Adelaide Bank Ltd.	3,288,722	16,226,533
Boral Ltd.	3,595,624	9,257,183
Commonwealth Bank of Australia	2,322,619	118,595,471
Crown Resorts Ltd.	3,523,608	22,616,258
Fortescue Metals Group Ltd.	4,877,206	60,894,771
Perpetual Ltd.	546,642	11,890,101
Suncorp Group Ltd.	2,450,405	15,024,988

		287,956,272

Austria — 0.3%
Oesterreichische Post AG(a)	343,236	11,019,548

Belgium — 2.2%
Ageas SA/NV	1,045,918	39,392,016
Proximus SADP	1,718,923	35,591,287

		74,983,303

Canada — 7.2%
Bank of Montreal	810,445	44,336,999
Bank of Nova Scotia (The)	777,092	31,913,274
Canadian Imperial Bank of Commerce	782,750	54,187,688
Emera Inc.	1,312,861	54,641,285
Great-West Lifeco Inc.	789,422	13,955,590
IGM Financial Inc.	817,191	20,089,660
Manulife Financial Corp.	733,218	9,825,504
Power Corp. of Canada	750,253	13,313,560

		242,263,560

China — 0.0%
Gemdale Properties & Investment Corp. Ltd.	3,066,000	541,976

Finland — 4.6%
Fortum OYJ	2,749,561	55,988,345
Sampo OYJ, Class A	889,119	32,245,922
UPM-Kymmene OYJ	1,816,360	48,605,746
Wartsila OYJ Abp	2,037,317	17,056,621

		153,896,634

France — 3.2%
Nexity SA	531,460	18,137,108
Orange SA	1,130,279	13,247,932
TOTAL SE	2,045,497	75,708,443

		107,093,483

Hong Kong — 10.5%
BOC Hong Kong Holdings Ltd.	6,581,500	18,342,804
CK Hutchison Holdings Ltd.	10,895,000	71,061,682
CK Infrastructure Holdings Ltd.	9,162,500	47,761,993
Hang Seng Bank Ltd.	5,717,800	89,933,140
Henderson Land Development Co. Ltd.	11,328,000	42,460,633
Hysan Development Co. Ltd.	6,270,000	17,312,844
Kerry Properties Ltd.	6,289,000	14,963,376
New World Development Co. Ltd.	2,243,750	10,943,427
PCCW Ltd.	7,916,000	4,463,487
Swire Pacific Ltd., Class A	5,195,000	25,706,208
VTech Holdings Ltd.	1,836,900	9,966,407

		352,916,001

Italy — 8.9%
A2A SpA	3,602,472	5,169,417
Assicurazioni Generali SpA	2,987,046	44,717,421

Security	Shares	Value

Italy (continued)
Azimut Holding SpA	1,109,500	$21,057,338
Banca Generali SpA(b)	615,944	18,354,514
Banca Mediolanum SpA	2,514,253	18,715,690
Enel SpA	3,972,962	36,311,053
Eni SpA	8,108,578	72,306,072
Italgas SpA	4,230,691	27,215,188
Mediobanca Banca di Credito Finanziario SpA	3,095,210	24,808,061
Snam SpA	4,631,997	24,648,013
UnipolSai Assicurazioni SpA	3,266,540	8,405,199

		301,707,966

Japan — 3.0%
Idemitsu Kosan Co. Ltd.	2,743,000	56,556,701
Sojitz Corp.	2,750,200	5,748,550
Sumitomo Mitsui Financial Group Inc.	1,495,800	39,612,598

		101,917,849

New Zealand — 2.0%
Spark New Zealand Ltd.	20,366,331	66,885,483

Norway — 1.2%
Mowi ASA	2,192,696	39,560,473

Portugal — 1.3%
EDP — Energias de Portugal SA	8,508,694	43,113,657

Singapore — 1.5%
BOC Aviation Ltd.(c)	1,796,800	10,386,395
ComfortDelGro Corp. Ltd.	2,561,600	2,540,491
DBS Group Holdings Ltd.	1,754,100	25,288,819
Oversea-Chinese Banking Corp. Ltd.	1,748,600	10,915,202

		49,130,907

South Korea — 2.3%
KB Financial Group Inc., ADR	1,263,568	36,972,000
Shinhan Financial Group Co. Ltd., ADR	1,173,211	29,130,829
Woori Financial Group Inc., SP ADR, SP ADR NVS(b)	504,865	10,824,305

		76,927,134

Spain — 10.4%
ACS Actividades de Construccion y Servicios SA	3,178,159	73,472,279
Bankia SA	9,826,317	12,444,612
Bankinter SA	3,808,684	19,735,514
Cia. de Distribucion Integral Logista Holdings SA	1,132,917	21,086,473
Enagas SA	2,488,715	62,889,888
Mapfre SA	6,661,453	12,020,558
Naturgy Energy Group SA	4,105,154	76,407,381
Red Electrica Corp. SA	2,098,746	40,998,792
Telefonica SA	7,336,211	30,779,145

		349,834,642

Sweden — 1.4%
Telia Co. AB	12,461,409	48,568,990

Switzerland — 4.5%
Swiss Prime Site AG, Registered	129,168	11,806,441
Swiss Re AG	134,122	10,579,966
Swisscom AG, Registered	164,116	87,641,588
Zurich Insurance Group AG	112,166	41,453,456

		151,481,451

United Kingdom — 23.6%
BP PLC	5,453,298	19,693,727
British American Tobacco PLC	4,157,803	137,764,861
Centamin PLC	2,956,535	7,896,718
Drax Group PLC	4,484,898	16,481,995

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
easyJet PLC	2,406,657	$15,578,888
GlaxoSmithKline PLC	2,976,679	59,767,603
IG Group Holdings PLC	1,733,907	16,749,536
Legal & General Group PLC	2,880,062	8,089,372
National Grid PLC	3,314,275	39,167,261
Phoenix Group Holdings PLC	2,163,038	18,697,565
Rio Tinto PLC	4,796,654	290,542,236
Royal Dutch Shell PLC, Class A	2,364,350	34,805,585
SSE PLC	4,681,903	79,946,395
Standard Life Aberdeen PLC	2,752,176	9,045,024
United Utilities Group PLC	2,981,930	35,224,037
Vodafone Group PLC	3,368,128	5,108,522

		794,559,325

Total Common Stocks — 96.6% (Cost: $3,451,733,897)		3,254,358,654

Investment Companies

United States — 1.7%
iShares MSCI South Korea ETF(d)	945,762	56,991,618

Total Investment Companies — 1.7% (Cost: $54,358,652)		56,991,618

Preferred Stocks

Germany — 0.4%
Schaeffler AG, Preference Shares, NVS	1,823,656	13,521,087

South Korea — 0.3%
Hyundai Motor Co., Preference Shares, GDR(e)	423,723	11,610,010

Total Preferred Stocks — 0.7% (Cost: $25,469,827)		25,131,097

Rights

Portugal — 0.0%
EDP-Energias de Portugal SA, (Expires 08/06/20)(b)	9,176,712	935,396

Total Rights — 0.0% (Cost: $0)		935,396

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(d)(f)(g)	11,624,124	11,636,911
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(d)(f)	1,410,000	1,410,000

		13,046,911

Total Short-Term Investments — 0.4% (Cost: $13,046,911)		13,046,911

Total Investments in Securities — 99.4% (Cost: $3,544,609,287)		3,350,463,676

Other Assets, Less Liabilities — 0.6%		19,571,827

Net Assets — 100.0%		$3,370,035,503

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International Select Dividend ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
Aareal Bank AG(a)	$48,909,055	$674,953		$(60,089,453)	$(51,750,660)	$62,256,105	$—	—	$—		$—
Azimut Holding SpA(b)	122,413,895	1,668,898		(107,412,185)	1,620,919	(472,030)	N/A	N/A	7,702,637		—
BlackRock Cash Funds: Institutional, SL Agency Shares	—	11,639,735	(c)	—	(2,824)	—	11,636,911	11,624,124	66,042	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,290,000	120,000	(c)	—	—	—	1,410,000	1,410,000	840		—
Galliford Try Holdings PLC(a)	13,165,757	56,422		(11,213,142)	(63,983,704)	61,974,667	—	—	—		—
iShares MSCI South Korea ETF	—	55,959,073		(1,646,352)	45,931	2,632,966	56,991,618	945,762	—		—
Perpetual Ltd.(b)	70,831,011	1,142,273		(60,492,080)	(30,253,006)	34,586,789	N/A	N/A	—		—

					$(144,323,344)	$160,978,497	$70,038,529		$7,769,519		$—

(a)	As of period end, the entity is no longer held.
(b)	As of period end, the entity is no longer an affiliate.
(c)	Represents net amount purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	59	09/17/20	$6,217	$(29,798)
Euro STOXX 50 Index	352	09/18/20	13,249	(256,842)
FTSE 100 Index	126	09/18/20	9,735	(484,456)

				$(771,096)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,254,358,654	$—	$—	$3,254,358,654
Investment Companies	56,991,618	—	—	56,991,618
Preferred Stocks	25,131,097	—	—	25,131,097
Rights	935,396	—	—	935,396
Money Market Funds	13,046,911	—	—	13,046,911

	$3,350,463,676	$—	$—	$3,350,463,676

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(771,096)	$—	$—	$(771,096)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International Select Dividend ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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